Stock Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Stock Based Compensation

NOTE 16 STOCK-BASED COMPENSATION

TDS Consolidated

The following table summarizes stock-based compensation expense recognized during 2012, 2011 and 2010:

Year Ended December 31,	2012	2011	2010
(Dollars in thousands)
Stock option awards	$20,884	$20,443	$18,623
Restricted stock unit awards	19,025	14,905	14,781
Deferred compensation bonus and matching stock unit awards	749	124	269
Employee stock purchase plans	-	485	566
Awards under Non-Employee Director compensation plan	1,213	880	889
Total stock-based compensation, before income taxes	41,871	36,837	35,128
Income tax benefit	(15,848)	(13,862)	(13,288)
Total stock-based compensation expense, net of income taxes	$26,023	$22,975	$21,840

At December 31, 2012, unrecognized compensation cost for all stock-based compensation awards was $35.7 million and is expected to be recognized over a weighted average period of 1.7 years.

The following table provides a summary of the stock-based compensation expense included in the Consolidated Statement of Operations for the years ended:

December 31,	2012	2011	2010
(Dollars in thousands)
Selling, general and administrative expense	$38,563	$33,949	$32,838
Cost of services and products	3,308	2,888	2,290
Total stock-based compensation	$41,871	$36,837	$35,128

TDS' tax benefits realized from the exercise of stock options and other awards totaled $5.1 million in 2012.

TDS (excluding U.S. Cellular)

The information in this section relates to stock-based compensation plans using the equity instruments of TDS. Participants in these plans are employees of TDS Corporate and TDS Telecom and Non-employee Directors of TDS, although U.S. Cellular employees were eligible to participate in the TDS Employee Stock Purchase Plan before it was terminated in the fourth quarter of 2011. Information related to plans using the equity instruments of U.S. Cellular are shown in the U.S. Cellular section following the TDS section.

Under the TDS 2011 Long-Term Incentive Plan, TDS may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. On January 13, 2012, TDS shareholders approved Amendments to the Restated Certificate of Incorporation of TDS which included both a Share Consolidation Amendment and adoption of the TDS 2011 Long-Term Incentive Plan, which replaced the TDS 2004 Long-Term Incentive Plan. See Note 15 — Common Shareholders' Equity for additional information.

As a result of the effectiveness of the Share Consolidation Amendment on January 24, 2012, there are no longer any Special Common Shares authorized or outstanding. As a result, outstanding awards were adjusted to reflect the reclassification, and such awards will be settled only in Common Shares. Such adjustment was made consistent with the share consolidation.

TDS had reserved 13,952,000 Common Shares at December 31, 2012 for equity awards granted and to be granted under the TDS Long-Term Incentive Plans in effect. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards. As of December 31, 2012, there were no shares reserved under any employee stock purchase plan, since this plan was terminated in the fourth quarter of 2011.

TDS has also established a Non-Employee Directors' compensation plan under which it has reserved 33,000 TDS Common Shares at December 31, 2012 for issuance as compensation to members of the Board of Directors who are not employees of TDS.

TDS uses treasury stock to satisfy requirements for shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over periods up to three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of TDS common stock on the date of grant.

TDS estimated the fair value of stock options granted in 2012, 2011 and 2010 using the Black Scholes valuation model and the assumptions shown in the table below:

	2012	2011	2010
Expected life	5.5 Years	5.5 Years	5.3 Years
Expected annual volatility rate	41.1%	37.6%	37.8%
Dividend yield	2.4%	1.6%	1.7%
Risk-free interest rate	0.9%	2.1%	2.1%
Estimated annual forfeiture rate	2.9%	3.0%	3.0%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

Until the time of the effectiveness of the Share Consolidation Amendment on January 24, 2012, any employee with stock options granted prior to the date of the TDS Special Common Share dividend on May 13, 2005, received one Common Share and one Special Common Share per tandem option exercised. Each tandem option was exercisable at its original exercise price. As a result of the Share Consolidation Amendment each Special Common Share was reclassified as a Common Share on a one-for-one basis and each Common Share was reclassified as 1.087 Common Shares. Consequently, each tandem option was adjusted to reflect the reclassification into 2.087 Common Shares upon exercise and the exercise price of the award was also adjusted to 1/2.087 of the original exercise price of the award.

Any employee with TDS stock options granted after May 13, 2005 was entitled to receive one Special Common Share per option exercised. As a result of the Share Consolidation Amendment each Special Common option was reclassified into one Common Share option. The reclassification did not change the exercise price of these awards.

A summary of TDS stock options (total and portion exercisable) and changes during the three years ended December 31, 2012, is presented in the tables and narrative below. The December 31, 2011 amounts in the tables below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS:

Tandem Options	Number of Options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2009	901,000	$81.73
(901,000 exercisable)		81.73
Exercised	(2,000)	45.53		$46,000
Forfeited	-	-
Expired	(248,000)	113.56
Outstanding at December 31, 2010	651,000	$69.60
(651,000 exercisable)		69.60
Exercised	(2,000)	53.77		$30,000
Forfeited	-	-
Expired	(78,000)	99.23
Reclassification of Tandem Options due to Share Consolidation	(571,000)	65.64		$158,000
Outstanding at December 31, 2011	-

Special Common Share Options	Number of Options	Weighted Average Exercise Prices	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at December 31, 2009	3,860,000	$38.46
(1,732,000 exercisable)		48.91
Granted	1,387,000	26.66	$8.37
Exercised	(5,000)	26.95		$17,000
Forfeited	(105,000)	29.64
Expired	(29,000)	45.16
Outstanding at December 31, 2010	5,108,000	$35.41
(2,506,000 exercisable)		43.14
Granted	1,034,000	29.94	$9.59
Exercised	(5,000)	26.95		$19,000
Forfeited	(34,000)	28.12
Expired	(79,000)	35.00
Reclassification of Special Common Options due to Share Consolidation	(6,024,000)	$34.38		$-
Outstanding at December 31, 2011	-

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
Common Share Options	Options	Prices	Fair Value	Value	(in years)
Outstanding at December 31, 2010	-	$-
Reclassification of Tandem Options due to Share Consolidation	1,192,000	31.45
Reclassification of Special Common Options due to Share Consolidation	6,024,000	34.38
Outstanding at December 31, 2011	7,216,000	$33.89
(4,865,000 exercisable)		36.67
Granted	1,702,000	20.79	$6.28
Exercised	(1,000)	20.65		$4,000
Forfeited	(106,000)	23.81
Expired	(298,000)	30.12
Outstanding at December 31, 2012	8,513,000	$31.53		$2,279,000	6.4
(5,782,000 exercisable)		$35.12		$68,000	5.2

The aggregate intrinsic value in the tables above represents the total pre-tax intrinsic value (the difference between TDS' closing stock prices and the exercise price, multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2012.

Long-Term Incentive Plan—Restricted Stock Units—TDS also grants restricted stock unit awards to key employees. As of December 31, 2011, each restricted stock unit outstanding was convertible into one Special Common Share upon the vesting of such restricted stock units. As a result of the Share Consolidation Amendment each outstanding restricted stock unit was reclassified and became convertible into one Common Share Award. The restricted stock unit awards currently outstanding were granted in 2011 and 2012 and will vest in December 2013 and 2014, respectively.

TDS estimates the fair value of restricted stock units by reducing the grant-date price of the Company's shares by the present value of the dividends expected to be paid on the underlying shares during the requisite service period, discounted at the appropriate risk-free interest rate, since employees are not entitled to dividends declared on the underlying shares while the restricted stock or RSU is unvested. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of TDS nonvested restricted stock units and changes during the year ended December 31, 2012 is presented in the table below. The December 31, 2011 amounts in the table below reflect the impact of the Share Consolidation Amendment to the Restated Certificate of Incorporation of TDS.

Common Restricted Stock Units	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	389,000	$27.45
Granted	333,000	$19.62
Vested	(151,000)	$25.73
Forfeited	(24,000)	$24.10
Nonvested at December 31, 2012	547,000	$23.44

The total fair values as of the respective vesting dates of restricted stock units vested during 2012, 2011 and 2010 were $3.4 million, $4.1 million and $4.2 million, respectively. The weighted average grant date fair value of restricted stock units granted in 2012, 2011 and 2010 was $19.62, $28.73 and $25.53, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain TDS employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in TDS Common Share units. The amount of TDS' matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% stock unit match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in TDS Common Share units.

The total fair values of deferred compensation stock units that vested during 2012, 2011 and 2010 were $0.1 million, $0.1 million and $0.1 million, respectively. The weighted average grant date fair value of deferred compensation stock units granted in 2012, 2011 and 2010 was $24.18, $28.15 and $28.72, respectively. As of December 31, 2012, there were 205,000 vested but unissued deferred compensation stock units valued at $4.5 million.

Employee Stock Purchase Plan—The TDS 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.

Compensation of Non-Employee Directors—TDS issued 22,000, 19,000 and 19,000 Common Shares under its Non-Employee Director plan in 2012, 2011 and 2010, respectively.

Dividend Reinvestment Plans (“DRIP”)—TDS had reserved 260,000 Common Shares at December 31, 2012, for issuance under Automatic Dividend Reinvestment and Stock Purchase Plans and 18,000 Series A Common Shares for issuance under the Series A Common Share Automatic Dividend Reinvestment Plan. These plans enabled holders of TDS' Common Shares and Preferred Shares to reinvest cash dividends in Common Shares and holders of Series A Common Shares to reinvest cash dividends in Series A Common Shares. The purchase price of the shares is 95% of the market value, based on the average of the daily high and low sales prices for TDS' Common Shares on the New York Stock Exchange for the ten trading days preceding the date on which the purchase is made. These plans are considered non-compensatory plans, therefore no compensation expense is recognized for stock issued under these plans.

U.S. Cellular

The information in this section relates to stock-based compensation plans using the equity instruments of U.S. Cellular. Participants in these plans are employees of U.S. Cellular and Non-employee Directors of U.S. Cellular. Information related to plans using the equity instruments of TDS are shown in the previous section.

U.S. Cellular has established the following stock-based compensation plans: a long-term incentive plan and a Non-Employee Director compensation plan, and had an employee stock purchase plan that was terminated in the fourth quarter of 2011. In addition, U.S. Cellular employees were eligible to participate in the TDS employee stock purchase plan before that plan also was terminated in the fourth quarter of 2011.

Under the U.S. Cellular 2005 Long-Term Incentive Plan, U.S. Cellular may grant fixed and performance based incentive and non-qualified stock options, restricted stock, restricted stock units, and deferred compensation stock unit awards to key employees. At December 31, 2012, the only types of awards outstanding are fixed non-qualified stock option awards, restricted stock unit awards, and deferred compensation stock unit awards.

At December 31, 2012, U.S. Cellular had reserved 5,662,000 Common Shares for equity awards granted and to be granted under the 2005 Long-Term Incentive Plan. No Common Shares were reserved for issuance to employees under any employee stock purchase plan since this plan was terminated in the fourth quarter of 2011.

U.S. Cellular also has established a Non-Employee Director compensation plan under which it has reserved 25,000 Common Shares at December 31, 2012 for issuance as compensation to members of the Board of Directors who are not employees of U.S. Cellular or TDS.

U.S. Cellular uses treasury stock to satisfy requirements for Common Shares issued pursuant to its various stock-based compensation plans.

Long-Term Incentive Plan—Stock Options—Stock options granted to key employees are exercisable over a specified period not in excess of ten years. Stock options generally vest over a period of three years from the date of grant. Stock options outstanding at December 31, 2012 expire between 2013 and 2022. However, vested stock options typically expire 30 days after the effective date of an employee's termination of employment for reasons other than retirement. Employees who leave at the age of retirement have 90 days (or one year if they satisfy certain requirements) within which to exercise their vested stock options. The exercise price of options equals the market value of U.S. Cellular Common Shares on the date of grant.

U.S. Cellular estimated the fair value of stock options granted during 2012, 2011, and 2010 using the Black Scholes valuation model and the assumptions shown in the table below.

	2012	2011	2010
Expected life	4.5 years	4.3 years	0.9-8.0 years
Expected volatility	40.7%-42.6%	43.4%-44.8%	26.9%-43.9%
Dividend yield	0%	0%	0%
Risk-free interest rate	0.5%-0.9%	0.7%-2.0%	0.4%-3.1%
Estimated annual forfeiture rate	0.0%-9.1%	0.0%-7.8%	0.0%-8.4%

The fair value of options is recognized as compensation cost using an accelerated attribution method over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular stock options outstanding (total and portion exercisable) and changes during the three years ended December 31, 2012, is presented in the table below:

					Weighted
					Average
		Weighted	Weighted		Remaining
		Average	Average	Aggregate	Contractual
	Number of	Exercise	Grant Date	Intrinsic	Life
	Options	Price	Fair Value	Value	(in years)

Outstanding at December 31, 2009	2,029,000	$51.37
(1,046,000 exercisable)		54.40
Granted	831,000	41.98	$13.75
Exercised	(317,000)	38.60		$1,555,000
Forfeited	(88,000)	44.28
Expired	(193,000)	61.50
Outstanding at December 31, 2010	2,262,000	$49.12
(1,151,000 exercisable)		54.64
Granted	595,000	51.70	$19.42
Exercised	(173,000)	37.50		$2,099,000
Forfeited	(72,000)	45.97
Expired	(175,000)	57.05
Outstanding at December 31, 2011	2,437,000	$50.10
(1,321,000 exercisable)		53.68
Granted	580,000	40.70	$14.71
Exercised	(41,000)	34.27		$205,000
Forfeited	(97,000)	44.81
Expired	(116,000)	52.92
Outstanding at December 31, 2012	2,763,000	$48.43		$513,000	6.60
(1,657,000 exercisable)		$51.20		$513,000	5.30

The aggregate intrinsic value in the table above represents the total pre-tax intrinsic value (the difference between U.S. Cellular's closing stock price and the exercise price multiplied by the number of in-the-money options) that was received by the option holders upon exercise or that would have been received by option holders had all options been exercised on December 31, 2012.

Long-Term Incentive Plan—Restricted Stock Units—U.S. Cellular grants restricted stock unit awards, which generally vest after three years, to key employees.

U.S. Cellular estimates the fair value of restricted stock units based on the closing market price of U.S. Cellular shares on the date of grant. The fair value is then recognized as compensation cost on a straight-line basis over the requisite service periods of the awards, which is generally the vesting period.

A summary of U.S. Cellular nonvested restricted stock units at December 31, 2012 and changes during the year then ended is presented in the table below:

	Number	Weighted Average Grant Date Fair Value
Nonvested at December 31, 2011	845,000	$42.48
Granted	468,000	39.75
Vested	(225,000)	32.96
Forfeited	(75,000)	43.74
Nonvested at December 31, 2012	1,013,000	$43.24

The total fair value of restricted stock units that vested during 2012, 2011 and 2010 was $8.9 million, $9.5 million and $4.7 million, respectively, as of the respective vesting dates. The weighted average grant date fair value of restricted stock units granted in 2012, 2011 and 2010 was $39.75, $49.35 and $42.21, respectively.

Long-Term Incentive Plan—Deferred Compensation Stock Units—Certain U.S. Cellular employees may elect to defer receipt of all or a portion of their annual bonuses and to receive a company matching contribution on the amount deferred. All bonus compensation that is deferred by employees electing to participate is immediately vested and is deemed to be invested in U.S. Cellular Common Share stock units. The amount of U.S. Cellular's matching contribution depends on the portion of the annual bonus that is deferred. Participants receive a 25% match for amounts deferred up to 50% of their total annual bonus and a 33% match for amounts that exceed 50% of their total annual bonus; such matching contributions also are deemed to be invested in U.S. Cellular Common Share stock units.

The total fair value of deferred compensation stock units that vested was less than $0.1 million during 2012 and 2011. The fair value of units vested during 2010 was $0.4 million. The weighted average grant date fair value of deferred compensation stock units granted in 2012, 2011 and 2010 was $42.37, $48.72 and $40.76, respectively. As of December 31, 2012, there were 7,000 vested but unissued deferred compensation stock units valued at $0.2 million.

Employee Stock Purchase Plan—The U.S. Cellular 2009 Employee Stock Purchase Plan was terminated in the fourth quarter of 2011.

Compensation of Non-Employee Directors—U.S. Cellular issued 7,600, 6,600 and 9,000 Common Shares in 2012, 2011 and 2010, respectively, under its Non-Employee Director compensation plan.